CAPITAL AND FINANCIAL RISK MANAGEMENT - Credit Risk, Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents
Total cash and cash equivalents	$ 2,866,053	$ 926,431	$ 338,648
Credit risk
Cash and cash equivalents
Cash	2,317,928	803,211
Short-term deposits	548,125	123,220
Total cash and cash equivalents	$ 2,866,053	$ 926,431